Capital Stock and Changes in Capital Accounts, textuals 2 (Details)	1 Months Ended
	May 31, 2011	Feb. 28, 2005 [RestrictedStockMember]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Incentive Plan, Number of Shares Authorized	5,000,000	2,800,000
Stock Incentive Plan, Expiration Date	May 02, 2021